CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash flows used in operating activities
Net loss for the year	$ (1,068,391)	$ (401,105)
Items not affecting cash:
Depreciation	527	780
Interest and finance income	(183,213)
Share-based compensation	162,628
Realized gain on marketable securities		(6,443)
Unrealized foreign exchange gain	(678,210)
Unrealized fair value loss on marketable securities	174,634	108,653
Changes in non-cash working capital items:
Receivables and other	(207,210)	(9,867)
Accounts payable and accrued liabilities	7,423	31,283
Net cash used in operating activities	(1,791,812)	(276,699)
Cash flows used in investing activities
Expenditures on E&E assets	(1,066,431)	(586,923)
Interest received	49,156
Proceeds from sale of marketable securities		38,632
Purchase of short-term investments	(14,000,000)
Redemption of short-term investments	2,500,000
Net cash used in investing activities	(12,517,275)	(548,291)
Cash flows generated by financing activities
Proceeds from initial public offering ("IPO")	15,019,000
Share issuance costs	(1,165,580)
Net cash generated by financing activities	13,853,420
Decrease in cash and cash equivalents for the year	(455,667)	(824,990)
Cash and cash equivalents, beginning of year	1,094,550	1,902,133
Effect of foreign exchange rate changes on cash and cash equivalents	(8,260)	17,407
Cash and cash equivalents, end of year	$ 630,623	$ 1,094,550